UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP FUND

FORM N-Q

JANUARY 31, 2016

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 21.8%
Auto Components - 3.5%
Autoliv Inc.	235,000	$24,153,300
Goodyear Tire & Rubber Co.	1,150,000	32,671,500

Total Auto Components		56,824,800

Distributors - 1.1%
Core-Mark Holding Co. Inc.	210,000	17,070,900

Diversified Consumer Services - 1.4%
Service Corporation International	950,000	22,980,500

Hotels, Restaurants & Leisure - 0.6%
Wynn Resorts Ltd.	145,000	9,764,300

Leisure Products - 2.1%
Hasbro Inc.	250,000	18,570,000
Polaris Industries Inc.	205,000	15,137,200

Total Leisure Products		33,707,200

Media - 1.6%
Sinclair Broadcast Group Inc., Class A Shares	755,000	24,915,000

Specialty Retail - 7.8%
CarMax Inc.	535,000	23,636,300	*
Foot Locker Inc.	430,000	29,050,800
Ross Stores Inc.	500,000	28,130,000
Signet Jewelers Ltd.	236,000	27,376,000
Tractor Supply Co.	188,000	16,602,280

Total Specialty Retail		124,795,380

Textiles, Apparel & Luxury Goods - 3.7%
Hanesbrands Inc.	983,000	30,050,310
Ralph Lauren Corp.	256,000	28,800,000

Total Textiles, Apparel & Luxury Goods		58,850,310

TOTAL CONSUMER DISCRETIONARY		348,908,390

CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 2.2%
Casey’s General Stores Inc.	295,000	35,618,300

Food Products - 1.3%
Blue Buffalo Pet Products Inc.	1,175,000	19,998,500	*

TOTAL CONSUMER STAPLES		55,616,800

ENERGY - 5.6%
Energy Equipment & Services - 4.2%
Core Laboratories NV	285,000	28,044,000
Dril-Quip Inc.	320,000	18,764,800	*
FMC Technologies Inc.	440,000	11,066,000	*
Oil States International Inc.	343,000	9,682,890	*

Total Energy Equipment & Services		67,557,690

Oil, Gas & Consumable Fuels - 1.4%
Newfield Exploration Co.	742,000	21,569,940	*

TOTAL ENERGY		89,127,630

FINANCIALS - 17.1%
Banks - 7.0%
CIT Group Inc.	573,000	16,817,550
Citizens Financial Group Inc.	1,260,000	26,775,000
First Republic Bank	315,000	21,420,000
Signature Bank	194,000	27,031,960	*

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Banks - (continued)
Western Alliance Bancorp	620,000	$20,199,600	*

Total Banks		112,244,110

Capital Markets - 1.5%
Lazard Ltd., Class A Shares	675,000	24,293,250

Insurance - 3.4%
Arch Capital Group Ltd.	379,000	25,601,450	*
Axis Capital Holdings Ltd.	512,000	27,601,920

Total Insurance		53,203,370

Real Estate Investment Trusts (REITs) - 5.2%
Alexandria Real Estate Equities Inc.	343,000	27,158,740
Brixmor Property Group Inc.	312,000	8,305,440
Liberty Property Trust	527,000	15,451,640
Starwood Property Trust Inc.	1,690,000	32,177,600

Total Real Estate Investment Trusts (REITs)		83,093,420

TOTAL FINANCIALS		272,834,150

HEALTH CARE - 10.1%
Biotechnology - 1.9%
Alkermes PLC	400,000	12,804,000	*
BioMarin Pharmaceutical Inc.	241,000	17,838,820	*

Total Biotechnology		30,642,820

Health Care Providers & Services - 6.7%
AmerisourceBergen Corp.	256,000	22,927,360
Centene Corp.	399,000	24,761,940	*
Mednax Inc.	512,000	35,563,520	*
Universal Health Services Inc., Class B Shares	205,000	23,091,200

Total Health Care Providers & Services		106,344,020

Life Sciences Tools & Services - 1.5%
PAREXEL International Corp.	384,000	24,560,640	*

TOTAL HEALTH CARE		161,547,480

INDUSTRIALS - 12.5%
Aerospace & Defense - 2.7%
Rockwell Collins Inc.	307,000	24,830,160
Teledyne Technologies Inc.	225,000	18,281,250	*

Total Aerospace & Defense		43,111,410

Airlines - 1.7%
Alaska Air Group Inc.	395,000	27,808,000

Electrical Equipment - 2.9%
AMETEK Inc.	471,000	22,160,550
Rockwell Automation Inc.	256,000	24,465,920

Total Electrical Equipment		46,626,470

Machinery - 4.0%
Allison Transmission Holdings Inc.	1,035,000	24,622,650
Snap-on Inc.	241,000	38,935,960

Total Machinery		63,558,610

Trading Companies & Distributors - 1.2%
Air Lease Corp.	742,000	19,113,920

TOTAL INDUSTRIALS		200,218,410

INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.0%
Harris Corp.	190,000	16,524,300

Electronic Equipment, Instruments & Components - 4.7%
CDW Corp.	812,000	31,221,400
FEI Co.	287,000	20,793,150

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY		SHARES	VALUE
Electronic Equipment, Instruments & Components - (continued)
IPG Photonics Corp.		276,000	$22,309,080	*

Total Electronic Equipment, Instruments & Components			74,323,630

IT Services - 1.2%
Alliance Data Systems Corp.		100,000	19,979,000	*

Semiconductors & Semiconductor Equipment - 2.0%
NVIDIA Corp.		333,000	9,753,570
Xilinx Inc.		445,000	22,370,150

Total Semiconductors & Semiconductor Equipment			32,123,720

Software - 8.1%
Amdocs Ltd.		635,000	34,759,900
Aspen Technology Inc.		757,000	24,557,080	*
Autodesk Inc.		491,000	22,988,620	*
Check Point Software Technologies Ltd.		374,000	29,474,940	*
Mentor Graphics Corp.		972,000	16,893,360

Total Software			128,673,900

Technology Hardware, Storage & Peripherals - 1.0%
Seagate Technology PLC		537,000	15,599,850

TOTAL INFORMATION TECHNOLOGY			287,224,400

MATERIALS - 3.8%
Chemicals - 0.9%
Methanex Corp.		563,000	14,930,760

Containers & Packaging - 2.9%
Berry Plastics Group Inc.		630,000	19,593,000	*
Crown Holdings Inc.		583,000	26,748,040	*

Total Containers & Packaging			46,341,040

TOTAL MATERIALS			61,271,800

UTILITIES - 4.1%
Electric Utilities - 4.1%
Eversource Energy		600,000	32,280,000
Portland General Electric Co.		844,000	32,806,280

TOTAL UTILITIES			65,086,280

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,325,299,851)			1,541,835,340

	RATE
SHORT-TERM INVESTMENTS - 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $49,375,541)	0.355%	49,375,541	49,375,541

TOTAL INVESTMENTS - 99.6% (Cost - $1,374,675,392#)			1,591,210,881
Other Assets in Excess of Liabilities - 0.4%			6,750,274

TOTAL NET ASSETS - 100.0%			$1,597,961,155

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (formerly ClearBridge Mid Cap Core Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,541,835,340	—	—	$1,541,835,340

Short-term investments†	49,375,541	—	—	49,375,541

Total investments	$1,591,210,881	—	—	$1,591,210,881

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$338,278,729
Gross unrealized depreciation	(121,743,240)

Net unrealized appreciation	$216,535,489

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 23, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 23, 2016